Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2010 Fund
June 30, 2022
Z10-NPRT1-0822
1.9884232.105
Domestic Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	24,005	252,768
Fidelity Series Commodity Strategy Fund (a)	27,728	133,927
Fidelity Series Large Cap Growth Index Fund (a)	11,714	162,000
Fidelity Series Large Cap Stock Fund (a)	10,893	178,318
Fidelity Series Large Cap Value Index Fund (a)	25,341	341,594
Fidelity Series Small Cap Opportunities Fund (a)	7,573	85,577
Fidelity Series Value Discovery Fund (a)	8,721	127,151
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,353,455)		1,281,335

International Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	8,352	111,421
Fidelity Series Emerging Markets Fund (a)	8,712	71,785
Fidelity Series Emerging Markets Opportunities Fund (a)	39,515	646,458
Fidelity Series International Growth Fund (a)	16,749	234,314
Fidelity Series International Index Fund (a)	9,880	97,910
Fidelity Series International Small Cap Fund (a)	4,698	70,473
Fidelity Series International Value Fund (a)	24,091	231,037
Fidelity Series Overseas Fund (a)	22,389	233,965
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,773,249)		1,697,363

Bond Funds - 61.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	120,969	1,198,806
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	35,931	309,003
Fidelity Series Corporate Bond Fund (a)	68,406	633,437
Fidelity Series Emerging Markets Debt Fund (a)	6,528	47,523
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,919	15,924
Fidelity Series Floating Rate High Income Fund (a)	1,062	9,198
Fidelity Series Government Bond Index Fund (a)	97,641	935,400
Fidelity Series High Income Fund (a)	6,130	49,471
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	42,210	372,712
Fidelity Series Investment Grade Bond Fund (a)	93,608	962,292
Fidelity Series Investment Grade Securitized Fund (a)	72,919	677,417
Fidelity Series Long-Term Treasury Bond Index Fund (a)	66,171	440,702
Fidelity Series Real Estate Income Fund (a)	2,971	30,753
TOTAL BOND FUNDS (Cost $5,727,851)		5,682,693

Short-Term Funds - 6.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 1.18% (a)(b)	112,994	112,994
Fidelity Series Short-Term Credit Fund (a)	11,739	112,934
Fidelity Series Treasury Bill Index Fund (a)	33,942	338,737
TOTAL SHORT-TERM FUNDS (Cost $564,932)		564,665

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,419,487)	9,226,056
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	9,226,061

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,662	1,251,651	49,658	-	(818)	(16,031)	1,198,806
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,813	329,765	10,881	-	(928)	(12,766)	309,003
Fidelity Series Blue Chip Growth Fund	3,773	279,788	12,657	-	(1,883)	(16,253)	252,768
Fidelity Series Canada Fund	1,732	120,917	2,775	-	(243)	(8,210)	111,421
Fidelity Series Commodity Strategy Fund	1,998	153,868	3,331	-	(318)	(18,290)	133,927
Fidelity Series Corporate Bond Fund	9,674	662,607	28,707	1,266	(2,155)	(7,982)	633,437
Fidelity Series Emerging Markets Debt Fund	697	50,420	1,105	157	(232)	(2,257)	47,523
Fidelity Series Emerging Markets Debt Local Currency Fund	227	16,393	361	-	(52)	(283)	15,924
Fidelity Series Emerging Markets Fund	1,026	74,955	1,655	-	(137)	(2,404)	71,785
Fidelity Series Emerging Markets Opportunities Fund	9,243	677,176	15,323	-	(1,573)	(23,065)	646,458
Fidelity Series Floating Rate High Income Fund	137	9,578	219	27	(13)	(285)	9,198
Fidelity Series Government Bond Index Fund	13,533	960,783	41,584	918	(1,997)	4,665	935,400
Fidelity Series Government Money Market Fund 1.18%	2,376	123,275	12,657	73	-	-	112,994
Fidelity Series High Income Fund	810	53,372	1,946	168	(163)	(2,602)	49,471
Fidelity Series Inflation-Protected Bond Index Fund	2,167	12,409	14,496	16	15	(95)	-
Fidelity Series International Credit Fund	62	-	-	-	-	(7)	55
Fidelity Series International Developed Markets Bond Index Fund	4,214	384,101	16,038	2	(805)	1,240	372,712
Fidelity Series International Growth Fund	3,458	247,724	7,272	-	(805)	(8,791)	234,314
Fidelity Series International Index Fund	1,472	104,082	2,791	-	(289)	(4,564)	97,910
Fidelity Series International Small Cap Fund	1,077	76,691	2,967	-	(328)	(4,000)	70,473
Fidelity Series International Value Fund	3,493	251,181	7,192	-	(784)	(15,661)	231,037
Fidelity Series Investment Grade Bond Fund	14,232	996,698	41,975	1,626	(2,146)	(4,517)	962,292
Fidelity Series Investment Grade Securitized Fund	9,972	700,102	29,927	804	(1,684)	(1,046)	677,417
Fidelity Series Large Cap Growth Index Fund	2,378	176,689	10,371	1,030	(893)	(5,803)	162,000
Fidelity Series Large Cap Stock Fund	2,652	197,408	10,699	-	(1,013)	(10,030)	178,318
Fidelity Series Large Cap Value Index Fund	5,082	376,341	21,886	-	(2,058)	(15,885)	341,594
Fidelity Series Long-Term Treasury Bond Index Fund	5,328	452,648	16,975	683	(1,663)	1,364	440,702
Fidelity Series Overseas Fund	3,477	248,506	6,458	-	(783)	(10,777)	233,965
Fidelity Series Real Estate Income Fund	496	32,259	919	70	(54)	(1,029)	30,753
Fidelity Series Short-Term Credit Fund	2,381	123,915	13,044	128	(143)	(175)	112,934
Fidelity Series Small Cap Opportunities Fund	1,277	93,267	2,990	-	(321)	(5,656)	85,577
Fidelity Series Treasury Bill Index Fund	7,129	370,300	38,630	250	(28)	(34)	338,737
Fidelity Series Value Discovery Fund	1,878	138,453	8,567	-	(758)	(3,855)	127,151
	134,926	9,747,322	436,056	7,218	(25,052)	(195,084)	9,226,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.